Property and Equipment (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Property and Equipment [Abstract]
Depreciation	$ 76,246	$ 45,071	$ 19,307
Impairment loss	$ 33,841